Distribution Restrictions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 3,156,061	$ 2,975,593
Description of provisions on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	(i) the total debt ratio is less than 6.5 to 1 and (ii) the secured debt ratio does not exceed 3.5 to 1.
Debt ratio	6.5
Debt ratio related to actual position on senior credit facility	6.5
Available cumulative credit	$ 1,906,541
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt ratio	3.5
LAMAR MEDIA CORP [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt ratio	3.5